Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

    25        Earnings per share

The basic earnings per share is calculated by dividing net income for the year by the weighted average number of common shares existing during the year diluted earnings per share are calculated by dividing net income for the period by weighted average number of common shares existing during the period plus weighted average number of common shares that would be issued upon conversion of all potentially diluting common shares into common shares.

As of December 2021 and 2020, the number of shares used to calculate diluted net loss per share of common stock attributable to common stockholders is the same as the number of shares used to calculate basic net loss per share of common stock attributable to common stockholders for the period presented because the potentially dilutive shares would have been anti-dilutive if included in the calculation.

	2021	2020	2019
Basic and diluted earnings per share
Numerator
Profit (loss) of the year assigned to Company’s shareholders	(44,646)	(21,431)	13,844
Denominator
Weighted average for number of common shares	32,616,258	23,007,503	22,107,007
Basic and diluted earnings (loss) per share (in reais)	(1.369)	(0.931)	0.626